Other Balance Sheet Accounts - Other non-current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Security deposits	$ 5,248	$ 4,803
Capped call transactions	99,932	0
Other non-current assets	7,041	4,466
Total other non-current assets	$ 112,221	$ 9,269